Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($) $ in Millions	Taxes	Royalties	Fees	Prod. Entitlements		Comm. Social Resp.	Total Payments
Total	$ 13.3	$ 349.0	$ 16.7	$ 14.7		$ 2.6	$ 396.3
Oil-Well-BN-BE [Member]
Total	0.6						0.6
Oil-Well-CA-NL [Member]
Total	1.3	38.2	0.2				39.7
Natural Gas-Well-CA-BC [Member]
Total	1.7	7.8	2.9				12.4
Oil -Well-CA-AB [Member]
Total	9.2	4.2	0.8	$ 14.7	[1]		28.9
Oil-Well-CI-AB [Member]
Total			0.3			2.3	2.6
Oil/Natural Gas-Well-MX-TAB [Member]
Total			5.4				5.4
Oil-Well-US-LA [Member]
Total		284.0	6.7				290.7
Natural Gas-Well-US-LA [Member]
Total		$ 14.8	$ 0.4				15.2
Oil-Well-VN-31 [Member]
Total						0.1	0.1
Oil-Well-VN-43 [Member]
Total	$ 0.5					$ 0.2	$ 0.7

[1]	Payments made in-kind are reported at fair market value based on realized sales price in Canadian dollars, and then converted to U.S. dollars at the exchange rate as of December 31, 2024.